Commitment and contingencies	12 Months Ended
Dec. 31, 2019
Commitment and contingencies.
Commitment and contingencies

20.         Commitment and contingencies

Commitment

Guarantor — In 2014 and 2013, GACN issued long-term debt securities for the amount of Ps. 3,000,000 and Ps. 1,500,000 with terms of 7 and 10 years, respectively, under the 2011 program. The Company and nine of its airports are guarantors of the debt securities and must provide a minimum guarantee equal to 80% of EBITDA.

Contingencies

I.Property Tax

In the past, various municipalities initiated certain administrative enforcement procedures against the Entity for tax credits for property taxes on the real estate where the airports of said cities are located. The airports have filed nullity claims against said procedures, which are pending of resolution.

Acapulco Airport:

a)In February 2019, the Municipal Inspection Directorate notified the Acapulco Airport, S.A. de C.V. (“Acapulco Airport”) in a letter addressed to the Mexican Airport and Auxiliary Services Agency (“ASA”) requiring proof of payment of Ps.27,012 (period from the first quarter of 1996 to the first quarter of 2019) for property tax. In response to the request, the Acapulco Airport presented clarifying briefs to the authority informing that it was not properly addressed to ASA.

In May 2019, the Secretariat of Administration and Finance announced the agreement of the explanatory documents presented by the Acapulco Airport and noted that, having acquired the airport concession, the Acapulco Airport considered itself jointly and severally liable with respect to the tax credit required from ASA, so it was appropriate to require payment of the debt. A nullity claim was filed against this resolution and the Secretary of Communications and Transportation (SCT) was also called to trial as an interested third party.

b)In May 2019, the Municipal Inspection Directorate presented a notification at the Acapulco Airport's legal domicile, that directly attributed the tax credit indicated in subsection A) above to the Acapulco Airport, and required payment of Ps. 27,012 (period from the 1st two-month period of 1996 to the 1st two-month period of 2019) for property tax. A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuits are still in effect, since the judgment on the merits to resolve these cases is still pending. However, in the event that the resolution of the trial is not favorable to the Acapulco Airport, it is considered that the economic repercussion of the trial would be borne by the Federal Government, by virtue of the foregoing and given that the Acapulco Airport considers an unfavorable resolution unlikely, it has not recorded any provision in relation to these lawsuits.

Culiacán Airport:

In November 2018, the Revenue Department of the Municipal Treasury of Culiacán in the State of Sinaloa notified a resolution that determined Aeropuerto de Culiacán, S.A. de C.V. (“Culiacán Airport”) a tax credit in the amount of Ps. 5,764 for urban property tax for the periods from the 4th quarter of 2013 to the 3rd quarter of 2018.

A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuits are still in force, since the judgment on the merits to resolve these cases is still pending. However, in case the resolution of the trial is not favorable for the Culiacán Airport, it is considered that the economic repercussion of the trial would be borne by the Federal Government, due to the above and given that the Culiacán Airport considers it unlikely to obtain an unfavorable resolution, has not recorded any provision in relation to these demands.

Chihuahua Airport

In September 2019, the Municipal Treasury of Chihuahua determined Aeropuerto de Chihuahua, S.A. de C.V. (Chihuahua Airport) tax credits for property tax, corresponding to two cadastral keys segregated by the municipal authority.

By tax code 271-090-050, tax credits were determined for the period from the first two months of 1990 to the sixth quarter of 2014 for the amount of Ps. 95,411 and for the period from the first two months of 2015 to the fourth quarter of 2019 for the amount of Ps. 12,577.

Tax credits for the period from the second two-month period of 2013 to the sixth two-month period of 2014 for the amount of Ps. 2,091 were determined by cadastral code 271-090-051, and for the period from the first two-month period of 2015 to the fourth two-month period of 2019 for the amount of $ 3,449.

Nullity claims were filed against these resolutions, and the Secretary of Communications and Transportation was also called to trial as an interested third party. The trials are in process and no sentence has been passed.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuits are still in force, since the judgment on the merits to resolve these cases is still pending. However, in the event that the resolution of the judgments is not favorable for the Chihuahua Airport, it is considered that the economic repercussion of the same would be in charge of the Federal Government, by virtue of the foregoing and given that the Chihuahua Airport considers an unfavorable resolution unlikely, no provision has been recorded in relation to these claims.

Tampico Airport

In December 2019, the Directorate of Cadaster and Real Estate Taxes of Tampico, Tamaulipas, determined Aeropuerto de Tampico, S.A. de C.V. (“Tampico Airport”) a tax credit for property tax for the period from January 1999 to the date of the resolution (September 2019) in the amount of Ps. 18,840.

A nullity claim was filed against this resolution in February 2020, and the Secretary of Communications and Transportation was also called to trial as an interested third party.

As of the date of these consolidated financial statements, the contingencies are maintained due to the fact that the trial is still in force, since the judgment on the merits to resolve this case is still pending. However, in the event that the resolution of the trials is not favorable for the Tampico Airport, it is considered that the economic repercussion of the same would be the responsibility of the Federal Government, by virtue of the foregoing and given that the Tampico Airport considers an unfavorable resolution unlikely, no provision has been recorded in relation to these claims.

II. Amparo Trial related to the municipal licenses:

Chihuahua Airport.

In September 2019, the municipal authority of Chihuahua carried out verification visits at the commercial premises located at the Chihuahua Airport to request municipal operating licenses, likewise requiring the Chihuahua Airport to present its construction license.  A request for amparo was filed against such requirements by the Chihuahua Airport, challenging the visit order and the unconstitutionality of the municipal regulations applied. The court issued a ruling in favor of the Chihuahua airport, indicating that the commercial spaces of the Chihuahua airport are under federal not municipal jurisdiction. The municipal authority may challenge the validity of the aforementioned resolution; nonetheless, though it may not assure it, the Company believes it has sufficient legal grounds to obtain a favorable final resolution.

III.Conflict related with ownership of certain lands

Ciudad Juárez Airport

On November 15, 1995, parties purporting to be former owners of land comprising a portion of the Ciudad Juárez airport initiated legal proceedings against the Aeropuerto de Ciudad Juárez, S.A. de C.V. (“Ciudad Juárez Airport”)  to reclaim the land (240 hectares), alleging that it was improperly transferred to the Mexican government. As an alternative to recovery of this land, the claimants also sought monetary damages of U.S.$120.0 million.

Within the trial, the Company challenged the claims of the claimant based on the legitimacy of the possession derived from the Concession Agreement granted by the Ministry of Communications and Transportation.

The Ministry of Communications and Transportation was called to trial in defense of the interests of the Mexican government.

On July 8, 2016, the local court in Ciudad Juárez ruled that the claims against the Ciudad Juárez airport are inadmissible, and on October 21, 2017, the claimants filed an appeal before the Appellate Court in Chihuahua against the court’s determination. On July 31, 2017, the First Civil Court overturned the lower court’s decision and ruled in favor of the plaintiffs, requiring the Mexican government to pay restitution to the plaintiffs for their loss of property and in accordance with the lawsuit.

The Mexican government filed a direct claim to appeal the decision, and on May 3, 2018, a favorable decision was issued, revoking the appealed decision, pursuant to which the claimant must return the title and payments claimed. The decision of the amparo trial was also favorable to the Ciudad Juárez airport as co-defendant.

On May 25, 2018, the First Civil Chamber in Chihuahua issued, in compliance with the execution of the amparo decision, a new decision absolving the defendants of the payments claimed.

This decision was appealed by the claimant in a direct amparo trial, requesting the Supreme Court of Justice of the Nation (“SCJN”) to resolve the matter definitively by exercising its authority to assert jurisdiction. However, the SCJN resolved not to exercise the power of attraction to hear the matter and ordered the return to the Collegiate Court for the resolution of the amparo trial.

On January 2, 2020, the First Collegiate Circuit Court in Chihuahua issued the judgment in the amparo trial promoted by the plaintiff and denied the amparo requested by the plaintiff. Against the sentence, the plaintiff filed the appeal for review and the Collegiate Court ordered the file to be forwarded to the SCJN for resolution of the appeal. The review sentence is pending.

As of the date of the consolidated financial statements, the contingencies are maintained due to the fact that there is still no decision to resolve the trial. However, in the event that the judgment is not favorable to the Ciudad Juarez Airport, the economic impact of the trial will be borne by the Mexican government, as established in the concession title. The Ciudad Juárez Airport has not recorded any provision in connection to these claims given that it does not expect an economic impact, even in case of an unfavorable resolution.

IV.Conflict related to the purchase-sale of land

 Monterrey Airport

On May 14, 2015, Banco Mercantil del Norte, S.A. (Banorte), acting as trustee, filed a lawsuit against Aeropuerto de Monterrey, S.A. de C.V. (“Monterrey Airport”) in relation to the ownership of land previously acquired by the Monterrey Airport and whose book value in our financial statements as of December 31, 2019 amounts to Ps. 266,850.

Due to the lawsuit filed, the plaintiff exercised the plenary action for possession and claimed from the Monterrey Airport the legal non-existence of the sale documents, including the deed of sale of the property, the possession of the property allegedly owned by him, and the legal and material restitution of the claimed surface, with the improvements and rights that exist.

Monterrey Airport appeared at the trial and asked to call the company DIAV, S.A. de C.V., as a defendant  in its capacity as seller of the property in conflict. In the eventual affectation that the sentence could cause, DIAV, S.A. de C.V. appeared in court.

On August 8, 2018, a final judgment of the trial was issued in which it was determined that the plaintiff did not prove his action and the claimed benefits were declared inadmissible. The plaintiff challenged this judgment by means of an appeal in both effects, likewise, the airport challenged the sentence, considering that the ruling incorrectly determined the lack of passive legitimacy of DIAV, S.A. de C.V.

On July 25, 2019, the judgment was issued within the appeal and the ruling was unfavorable for Monterrey Airport, in the first instance the sentence was revoked and the Monterrey Airport was ordered to pay the benefits claimed. On August 21, 2019, the Monterry Airport filed a direct application for amparo against the judgment, which was admitted for processing and is pending resolution by a Collegiate Circuit Court of the Nation. In that amparo trial, the execution of the claimed sentence was suspended.

The amount sought by the plaintiff is not quantified in the claim; however, it is maintained until the judgment of the amparo issued by the Monterrey Airport against the second instance judgment is definitively resolved. In the event that the resolution of the amparo judgment is not favorable for the Monterrey Airport, the economic repercussion must be borne by the seller of the land (DIAV, S. A. de C.V.), for which reason the Monterrey Airport has not recorded any provision in relation to with this claim.